DERIVATIVE LIABILITIES (Details) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended
	Nov. 30, 2013	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 19, 2013	Sep. 30, 2009	Jul. 31, 2008	Nov. 30, 2013 Raven Warrants [Member]	Nov. 19, 2013 Raven Warrants [Member]	Nov. 30, 2013 MNH Warrants [Member]	Nov. 19, 2013 MNH Warrants [Member]	Jun. 30, 2014 Minimum [Member]	Dec. 31, 2013 Minimum [Member]	Sep. 30, 2009 Minimum [Member]	Jul. 31, 2008 Minimum [Member]	Jun. 30, 2014 Maximum [Member]	Dec. 31, 2013 Maximum [Member]	Sep. 30, 2009 Maximum [Member]	Jul. 31, 2008 Maximum [Member]
DERIVATIVE LIABILITIES [Abstract]
Derivative Liability, Beginning balance		$ 1,933,501			$ 1,883,109
Issuances in derivative value due to warrants			1,883,109
Change in fair market value of derivative liabilities		2,466,500	50,392
Derivative Liability, Ending balance		$ 4,400,001	$ 1,933,501		$ 1,883,109
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Probability of future financing		100.00%	0.00%
Volatility												139.00%	143.00%			143.00%	144.00%
Risk-free interest rate		1.48%											1.37%				1.75%
Expected term												6 years 4 months 21 days				6 years 7 months 21 days
Class of Warrant or Right [Line Items]
Issuance of stock purchase warrants									16,140,000		3,860,000
Put rights strike price									0.10		0.10
Number of shares called by warrants			20,000,000		20,000,000	2,100,000	2,100,000		16,140,000		3,860,000
Warrant term	7 years							7 years	7 years	7 years	7 years
Warrant, exercise price		$ 0.05	$ 0.05	$ 0.50	$ 0.05				$ 0.05		$ 0.05			$ 0.10	$ 0.10			$ 2.00	$ 2.00